Note 22 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current	$ 104,722	$ 78,010
Deferred	(30,545)	(9,924)
Income tax expense	74,177	68,086
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Current, Canada	5,043	3,125
Deferred, Canda	(12,794)	(10,360)
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	53,572	28,268
Deferred, United States and Other Foreign	(11,319)	16,753
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	46,107	46,617
Deferred, United States and Other Foreign	$ (6,432)	$ (16,317)